Intangible Assets, Net (Details) - Schedule of intangible assets, net - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Schedule of intangible assets, net
Gross carrying value	$ 129,659,950	$ 129,831,459
Accumulated amortization and impairment	(42,000,231)	(26,946,440)
Net carrying value	87,659,719	102,885,017
Software [Member]
Schedule of intangible assets, net
Gross carrying value	276,249	288,964
Accumulated amortization and impairment	(224,608)	(210,358)
Net carrying value	51,641	78,606
Copyright [Member]
Schedule of intangible assets, net
Gross carrying value	847,181	847,181
Accumulated amortization and impairment	(169,436)	(84,718)
Net carrying value	677,745	762,463
Trademarks [Member]
Schedule of intangible assets, net
Gross carrying value	21,143,485	21,256,665
Accumulated amortization and impairment	(4,711,018)	(2,832,381)
Net carrying value	16,432,467	18,424,284
Customer Relationship [Member]
Schedule of intangible assets, net
Gross carrying value	1,044,928	1,044,928
Accumulated amortization and impairment	(182,861)	(78,372)
Net carrying value	862,067	966,556
Technology [Member]
Schedule of intangible assets, net
Gross carrying value	51,783,276	51,783,276
Accumulated amortization and impairment	(12,945,821)	(5,548,208)
Net carrying value	38,837,455	46,235,068
Patents [Member]
Schedule of intangible assets, net
Gross carrying value	54,564,831	54,610,445
Accumulated amortization and impairment	(23,766,487)	(18,192,405)
Net carrying value	$ 30,798,344	$ 36,418,040